Segment Reporting	Jun. 30, 2025
June 30, 2025
Segment Reporting

Note 11 – Segment Reporting

The Company operates in one operating segment, and therefore one reportable segment. Our determination that we operate as a single operating segment is consistent with the financial information regularly reviewed by management for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods. The accounting policies for our single operating segment are the same as those described in the summary of significant accounting policies.

September 30, 2025
Segment Reporting

Note 10 – Segment Reporting

The Company operates in one operating segment, and therefore one reportable segment. Our determination that we operate as a single operating segment is consistent with the financial information regularly reviewed by management for purposes of evaluating performance, allocating resources, setting incentive compensation targets, and planning and forecasting for future periods. The accounting policies for our single operating segment are the same as those described in the summary of significant accounting policies.